Investment Objectives and Goals - Guinness Atkinson Global Innovators Fund	Jul. 24, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Guinness Atkinson Global Innovators Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Guinness Atkinson Global Innovators Fund’s investment objective is long-term capital appreciation.